TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Taxes On Income
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE

	December 31, 2023	December 31, 2022	December 31, 2021
Reconciliation of income tax at the statutory rate
Loss before income tax	(20,989)	(6,184)	(4,939)

Theoretical tax rate of 12.5%	(2,624)	(1,701)	(1,358)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible expenditure and others	3254	335	118
Unrecognized temporary differences and tax losses for which deferred tax weren’t recognized	(630)	1,366	1,240
Income tax / (benefit)	—	—	—